General And Administrative Expenses - Summary of General and Administrative Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about General And Administrative Expenses [Abstract]
Depreciation and amortization	₽ 6,043	₽ 2,607	₽ 1,273
Employee-related cost	5,702	3,416	1,600
Share-based compensation expense	5,699	3,927	358
Professional services	581	678	212
Insurance	179	286	0
Other general and administrative expenses	1,543	972	286
Total	₽ 19,747	₽ 11,886	₽ 3,729